Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

20 Trade and other payables

Accounting policy

Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

Trade payables, accruals and other payables are predominantly non-interest-bearing and are stated at their nominal values.

	2023 GBPm	2024 GBPm
Trade payables	171	223
Accruals	842	851
Social security and other taxes	174	181
Other payables	487	539
Deferred income	2,297	2,328
Total	3,971	4,122

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.

Materially all of the opening deferred income balance has been recognised in the reporting period.